Other Income, Net Of Losses	12 Months Ended
Dec. 31, 2011
Other Nonoperating Income (Expense) [Abstract]
Other Income, Net Of Losses
4.    Other Income, Net of Losses
Details of other income, net of losses, were as follows.

Year ended December 31, ($ in millions)	2011	2010	2009
Mortgage processing fees and other mortgage income	$231	$234	$128
Securitzation income (loss)	182	(21)	(14)
Late charges and other administrative fees	117	139	156
Remarketing fees	112	137	128
Income from equity-method investments	86	56	17
Real estate services, net	15	9	(267)
Fair value adjustment on derivatives (a)	(148)	(162)	(56)
Change due to fair value option elections (b)	(101)	(217)	(215)
Other, net	260	362	313
Total other income, net of losses	$754	$537	$190

(a)	Refer to Note 24 for a description of derivative instruments and hedging activities.

(b)	Refer to Note 27 for a description of fair value option elections.